Basis of presentation	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	Basis of presentation:

Cardiome Pharma Corp. (the “Company”) was incorporated under the Company Act (British Columbia) on December 12, 1986 and was continued under the laws of Canada on March 8, 2002. Cardiome is a specialty pharmaceutical company dedicated to offering patients and healthcare providers innovative therapeutic options that effectively, safely, and conveniently manage acute medical conditions to improve health and quality of life. Cardiome strives to find innovative, differentiated medicines that provide therapeutic and economic value to patients, physicians and healthcare systems. Cardiome currently has two marketed, in-hospital cardiology products, BRINAVESSTM (vernakalant IV), for the rapid conversion of recent onset atrial fibrillation to sinus rhythm in adults, and AGGRASTAT® (tirofiban HCl), a reversible GP IIb/IIIa inhibitor indicated for use in patients with acute coronary syndrome, which are commercially available in markets outside of the United States. Cardiome has licensed a European-approved antibiotic, XYDALBA™ (dalbavancin), a second generation, semi-synthetic lipoglycopeptide for the treatment of acute bacterial skin and skin structure infections in adults, that the Company has launched commercially in Germany and the United Kingdom and expects to commercialize in France, Belgium, Nordic nations, Canada, certain other European countries and some countries in the Middle East over time. In addition, Cardiome has also licensed commercialization rights to a pre-registration drug/device combination product, TREVYENT®, for the treatment of pulmonary arterial hypertension in certain regions outside the United States and commercialization rights to cardiology products ESMOCARD® and ESMOCARD LYO® (esmolol hydrochloride), a short-acting beta-blocker used to control rapid heart rate in a number of cardiovascular indications, in certain European countries.

The Company has financed its operations through cash flows generated from sales of its products, the issuance of common shares, and debt financing. If existing cash resources together with the cash the Company generates from the sales of its products are insufficient to fund its operational needs, the Company may need to sell additional equity or debt securities or seek additional financing through other arrangements.  There can be no assurance that the Company will be able to successfully obtain financing in the amounts or terms acceptable to the Company, if at all, in order to continue its operational activities.